NET INCOME/(LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
NET INCOME (LOSS) PER SHARE
Potential shares of common stock included in the number of shares outstanding					397,169	1,120,142
Income / (Losses) available for common shareholders					$ 1,673,602	$ 1,292,425
Basic weighted average common shares outstanding	8,092,281	8,190,368	8,138,204	8,164,193	8,180,428	7,830,909
Basic income / (loss) per share	$ 0.03	$ 0.09	$ 0.02	$ 0.2	$ 0.20	$ 0.17
Diluted weighted average common shares outstanding	8,790,132	8,613,227	8,732,810	8,570,527	8,577,597	8,951,051
Diluted income / (loss) per share	$ 0.03	$ 0.08	$ 0.02	$ 0.19	$ 0.20	$ 0.14
Warrant [Member]
NET INCOME (LOSS) PER SHARE
Potential shares of common stock included in the number of shares outstanding					188,391	569,142
Option [Member]
NET INCOME (LOSS) PER SHARE
Potential shares of common stock included in the number of shares outstanding					208,778	176,000
Preferred Stock [Member]
NET INCOME (LOSS) PER SHARE
Potential shares of common stock included in the number of shares outstanding					0	375,000